Putnam
Preferred
Income
Fund

ANNUAL REPORT

July 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Our strategy has certainly been tested over these past two months and has held up in this recent period of volatility in the market."

                                         -- Jeanne L. Mockard, manager
                                            Putnam Preferred Income Fund

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

13 Portfolio holdings

17 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Having only recently received your semiannual report for Putnam Preferred Income Fund, you may wonder why you are receiving an annual report so soon. The reason is a change in your fund's fiscal year. It formerly ran from December 1 of each year until the following November 30. It now runs from August 1 through July 31.

With well over 100 funds in the Putnam organization, each requiring a semiannual and an annual report every year, you can well imagine the juggling of resources -- both Putnam's and those of Putnam's vendors -- required to keep the monthly load as evenly balanced as possible. Every so often, in the interests of improving efficiency and seeking greater economies of scale, we find it prudent to shift the fiscal years of some funds.

When we change a fund's fiscal year, in effect, the time between the last fiscal year-end and the new one, no matter how brief, becomes a fiscal period for which a report must be issued. Thus the fiscal year in the accompanying report covers the period from the last fiscal year-end on November 30, 1997, through July 31, 1998. Our next report to you will come after the new fiscal year's midpoint on January 31, 1999.

Respectfully you

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 16, 1998



Report from the Fund Manager
Jeanne L. Mockard

Since our last report to shareholders of Putnam Preferred Income Fund in May, the stock market has been volatile, but the bond market has been calm by comparison. Bond yields have dropped, while the yield curve has flattened; therefore, we continue to see a favorable environment for preferred income securities. Putnam Preferred Income Fund completed the eight months ended July 31, 1998, with total returns for class A shares of 6.04% at net asset value and 2.62% at public offering price. For complete performance information, including results for other share classes, please turn to page 8.

The recent stock market volatility left many investors concerned about what may be in store for the overall economy, and in particular, how the fund's holdings could be affected. So it is appropriate to point out that a large part of your fund's portfolio is made up of preferred stock issued by domestic utilities. This composition means the fund is less exposed to overall market volatility than, for example, a broader fund that has holdings from all over the world.

* WHY SUPPLY/DEMAND BALANCE HAS BEEN AFFECTED

A relatively new type of preferred stock -- trust-preferred stock -- has had substantial impact on the supply/demand balance of the preferred stock market over the past eight months. These stocks have the advantage of being classified as an equity on the issuer's balance sheet while allowing the issuer to account for the dividend paid on these securities as a tax-deductible cost.

While your fund does not invest in trust-preferred stocks because they do not qualify for the corporate dividends-received deduction, it nevertheless has been affected by their continued existence. The ongoing availability of trust-preferred securities has helped to further restrict supply of -- and heighten demand for -- traditional preferred stock, boosting prices and benefiting your fund's portfolio.

The strong U.S. economy has also affected the supply, since fewer companies are using preferred stock issues to raise capital. As these corporations become more financially secure, they can afford to call in or buy back their older, higher-yielding preferred stock. Ford Motor Company, formerly one of the fund's top holdings, is an example. Ford presented us an offer to buy back its preferred stock at a price above its current market value, which resulted in handsome profits for your fund. When the stock price subsequently declined, we re-established a position.

Other top-performing issues have been affected by calls, particularly in the industrial sector. Boise Cascade was one position that was called away, while the General Motors position has been reduced in anticipation of a call. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Calls interrupt the fund's stream of income, requiring us to reinvest the assets in securities that may pay lower rates than those issued previously. Protecting the fund's portfolio from additional calls, therefore, has been a key strategy for us over the period. Whenever possible, we have traded out of issues featuring call dates within the near future and redeployed assets in securities that have more distant call dates.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Financial services                        21.9%

Electric utilities                        17.6%

Combined utilities                        13.8%

Banks                                     11.5%

Oil and gas                                5.3%

Footnote reads:
*Based on net assets as of 7/31/98. Holdings will vary over time.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

El Paso Tennessee Pipeline Co. Ser. A, $4.125, pfd.
Gas pipelines

Merrill Lynch & Co., Inc. Ser. A, $2.25, dep. shs. cum. pfd.
Financial services

Baltimore Gas & Electric Co. Ser. 93, $7.125, cum. pfd.
Combined utilities

IBM Corp. Ser. A, $1.875, dep. shs. pfd.
Computer software

Fleet Financial Group, Inc., Ser. E, $2.338, dep. shs. cum. pfd.
Banks

Anadarko Petroleum Corp. $5.46, dep. shs. pfd.
Oil and gas

Lehman Brothers Holding, Inc. $5.00, cv. pfd.
Financial services

Florida Power & Light Co. Ser. U, $6.75, cum. pfd.
Combined utilities

Alabama Power Co. Ser. 93, $1.145, cum. ARP
Electric utilities

J.P. Morgan & Co. Inc. Ser. H, $3.313, dep. shs. cum. pfd.
Financial services

Footnote reads:
These holdings represent 30.3% of the fund's net assets as of 7/31/98. Portfolio holdings will vary over time.

We have also taken advantage of opportunities to strengthen the fund's position in perpetual preferreds. These securities carry a fixed rate of interest and no maturity date -- characteristics that increase their value during periods of declining interest rates.

* OUTLOOK: FUND'S PREFERRED STOCK FOCUS SHOULD PROVIDE SOME STABILITY

After months of uncertainty, it is now clear that Asia's slowdown is having an impact on the U.S. economy. While it is impossible to predict the extent of the impact, any slowing in the U.S. economy should be favorable for bond prices. The preferred market should benefit in turn as declining rates prompt corporations to continue to call in existing issues and as demand for preferreds outpaces supply. Additionally, the fact that a significant part of the portfolio is invested in preferreds issued by domestic utilities should help cushion any impact on the fund.

We are currently navigating through a mature kind of market, so we have not made any substantial changes to the portfolio in the past two months. Looking ahead, the fund's sizable position in adjustable-rate preferreds should provide a useful cushion against the ramifications of continued market volatility. As always, we will continue to search for new opportunities that may benefit the fund in any market environment and to enhance call protection whenever possible.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/98, there is no guarantee the fund will continue to hold these securities in the future.

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Preferred Income Fund seeks a high level of income that qualifies for the 70% corporate dividends-received deduction for federal income tax purposes. The dividends-received deduction is not available to non corporate investors.

TOTAL RETURN FOR PERIODS ENDED 7/31/98
                                                  Class A           Class M
(inception date)                                  (1/4/84)         (4/20/95)
                                                NAV      POP      NAV      POP
------------------------------------------------------------------------------
8 months                                       6.04%    2.62%    5.89%    3.80%
------------------------------------------------------------------------------
1 year                                         8.51     5.00     8.14     6.01
------------------------------------------------------------------------------
5 years                                       44.65    39.95    41.91    39.07
Annual average                                 7.66     6.95     7.25     6.82
------------------------------------------------------------------------------
10 years                                     137.99   130.23   130.59   125.98
Annual average                                 9.06     8.70     8.71     8.49
------------------------------------------------------------------------------
Life of fund                                 238.44   227.44   224.18   217.70
Annual average                                 8.73     8.48     8.41     8.26
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/98
                                   Merrill Lynch
                                    Perpetual   Standard &
                                    Preferred     Poor's        Consumer
                                      Index*     500 Index     Price Index
------------------------------------------------------------------------------
8 months                              4.55%       18.46%         1.05%
------------------------------------------------------------------------------
1 year                                7.29        19.29          1.68
------------------------------------------------------------------------------
5 years                              42.20       180.54         13.02
Annual average                        7.30        22.92          2.48
------------------------------------------------------------------------------
10 years                               N/A       445.10         37.72
Annual average                         N/A        18.48          3.25
------------------------------------------------------------------------------
Life of fund                           N/A       970.36         61.11
Annual average                         N/A        17.65          3.32
------------------------------------------------------------------------------

*The Merrill Lynch Perpetual Preferred Index was introduced on 2/28/89.

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00% respectively. Returns shown for class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge currently applicable to class M shares and the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/31/88

Standard & Poor's 500 Index                    $54,510

Fund's class A shares at POP                   $23,023

Consumer Price Index                           $13,772

            Fund's class A    Standard & Poor's      Consumer
            shares at POP         500 Index        Price Index
7/31/88          9425               10000             10000
7/31/89         10588               13193             10498
7/31/90         10670               14051             11004
7/31/91         12160               15843             11494
7/31/92         14197               17870             11857
7/31/93         16036               19430             12187
7/31/94         16039               20432             12524
7/31/95         17477               25767             12870
7/31/96         18653               30037             13249
7/31/97         21172               45698             13545
7/31/98        $23023              $54510            $13772

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class M shares would have been valued at $23,059 ($22,598 at public offering price). The Merrill Lynch Perpetual Preferred Index is not shown because it has been in existence for less than 10 years.

PRICE AND DISTRIBUTION INFORMATION
8 months ended 7/31/98
                                         Class A           Class M
------------------------------------------------------------------------------
Distributions (number)                      8                 8
------------------------------------------------------------------------------
Income                                  $0.375830         $0.360475
------------------------------------------------------------------------------
Capital gains                               --                --
------------------------------------------------------------------------------
 Total                                  $0.375830         $0.360475
------------------------------------------------------------------------------
Share value:                           NAV      POP      NAV      POP
------------------------------------------------------------------------------
11/30/97                             $9.00    $9.30    $8.97    $9.15
------------------------------------------------------------------------------
7/31/98                               9.16     9.47     9.13     9.32
------------------------------------------------------------------------------
Current return
(end of period)
------------------------------------------------------------------------------
Current dividend rate1                6.11%    5.91%    5.88%    5.76%
------------------------------------------------------------------------------
Taxable equivalent3                   8.42     8.14     8.10     7.93
------------------------------------------------------------------------------
Current 30-day SEC yield2             5.70     5.51     5.39     5.28
------------------------------------------------------------------------------
Taxable equivalent3                   7.85     7.59     7.42     7.27
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

3 The taxable equivalent examples in this table show the return that a corporation taxed at the 35% Federal corporate tax rate would have to earn from a non tax-advantaged investment to produce an after-tax return equal to that of the fund's, assuming 100% of distributions qualify for the dividend-received deduction.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)
                                                  Class A           Class M
(inception date)                                  (1/4/84)         (4/20/95)
                                                NAV      POP      NAV      POP
------------------------------------------------------------------------------
1 year                                        10.81%    7.17%   10.44%    8.23%
------------------------------------------------------------------------------
5 years                                       46.69    41.92    43.93    41.05
Annual average                                 7.96     7.25     7.55     7.12
------------------------------------------------------------------------------
10 years                                     140.44   132.62   132.96   128.30
Annual average                                 9.17     8.81     8.82     8.61
------------------------------------------------------------------------------
Life of fund                                 238.05   227.07   223.88   217.41
Annual average                                 8.77     8.52     8.45     8.30
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge but carry no 12b-1 fee.

Class M shares have a lower initial sales charge than class A shares and carry a 12b-1 fee.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

COMPARATIVE BENCHMARKS

Merrill Lynch Perpetual Preferred Index* is an unmanaged list of perpetual preferred stocks that is commonly used as a general measure of performance for the preferred-stock market.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock-market performance.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
For the eight months ended July 31, 1998

To the Trustees and Shareholders of
Putnam Preferred Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Preferred Income Fund (the "fund") at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
September 15, 1998




Portfolio of investments owned
July 31, 1998

PREFERRED STOCKS (95.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Automobiles (4.5%)
--------------------------------------------------------------------------------------------------------------------------
             11,800  Ford Motor Co. Ser. B, $2.063, dep. shs.
                       cum. preferred (pfd)                                                                 $      342,200
            115,000  General Motors Corp. Ser. B, $2.281, dep. shs. pfd.                                         3,047,500
             99,000  General Motors Corp. Ser. G, $2.28, pfd.                                                    2,796,750
                                                                                                            --------------
                                                                                                                 6,186,450

Banks (11.5%)
--------------------------------------------------------------------------------------------------------------------------
             20,239  Bankers Trust New York Corp. Ser. S, 1.938, cum. pfd. (CUS)                                   541,393
             70,000  Bankers Trust New York Corp. Ser. Q, 1.269,
                       Adjustable Rate Preferred (ARP) (CUS)                                                     1,750,000
            100,000  Bankers Trust New York Corp. Ser. R, 1.26, cum. pfd. (CUS)                                  2,500,000
             23,100  Chase Manhattan Corp. Ser. G, 2.74, cum. pfd.                                                 664,125
             67,600  Chase Manhattan Corp. Ser. C, 2.71, cum. pfd.                                               2,087,150
             51,700  Chase Manhattan Corp. Ser. B, 2.44, cum. pfd.                                               1,428,212
             10,000  Fleet Financial Group, Inc. Ser. VI, 3.375, cum. pfd.                                         583,750
            144,366  Fleet Financial Group, Inc. Ser. E, 2.338, dep. shs. cum. pfd.                              4,042,248
             41,400  Fleet Financial Group, Inc. Ser. V, 1.813, dep. shs. cum. pfd.                              1,143,675
             15,000  Indosuez Holdings 144A ADS 2.594, pfd. (Mexico)                                               427,500
             11,500  Wells Fargo & Co. Ser. B, 2.75, cum. ARP                                                      572,125
                                                                                                            --------------
                                                                                                                15,740,178

Chemicals (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             12,750  du Pont (E.I.) de Nemours & Co., Ltd. Ser. B,
                       4.50, cum. pfd.                                                                           1,115,625

Combined Utilities (13.4%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Baltimore Gas & Electric Co. Ser. 93, 7.125, cum. pfd.                                      4,530,000
             15,000  Baltimore Gas & Electric Co. Ser. 95, 6.99, cum. pfd.                                       1,691,250
             15,000  Florida Power & Light Co. Ser. S, 6.98, cum. pfd.                                           1,700,625
             28,100  Florida Power & Light Co. Ser. U, 6.75, cum. pfd.                                           3,164,763
              9,000  Jersey Central Power & Light Co. Ser. E, 7.88, cum. pfd.                                      933,750
            116,000  New York State Electric & Gas Corp. Ser. B,
                       1.195, cum. ARP                                                                           2,929,000
             76,000  Pacific Gas & Electric Co. Ser. U, 1.76, cum. pfd.                                          2,052,000
             11,750  Public Service Electric & Gas Co. 6.92, cum. pfd.                                           1,270,469
                                                                                                            --------------
                                                                                                                18,271,857

Computer Software (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            160,345  IBM Corp. Ser. A, 1.875, dep. shs. pfd.                                                     4,469,617

Consumer Services (2.2%)
--------------------------------------------------------------------------------------------------------------------------
             99,373  AMERCO Ser. A, 2.125, cum. pfd.                                                             2,620,962
              5,000  Western Resources, Inc. 4.25, cum. pfd.                                                       345,000
                                                                                                            --------------
                                                                                                                 2,965,962

Electric Utilities (17.6%)
--------------------------------------------------------------------------------------------------------------------------
            125,200  Alabama Power Co. Ser. 93, 1.145, cum. ARP                                                  3,130,000
             12,000  Arizona Public Service Co. Ser. W, 1.813, pfd.                                                303,000
             20,000  Central Maine Power Co. Ser. A, 7.999, cum. pfd.                                            1,975,000
              7,070  Commonwealth Edison Co. Ser. A, 8.40, cum. pfd.                                               711,419
              2,900  Entergy Mississippi Inc. 4.92, cum. pfd.                                                      253,025
             80,941  Georgia Power Co. Ser. 93-2, 1.153, cum. ARP                                                2,023,525
             50,000  Niagara Mohawk Power Corp. 2.375, cum. pfd.                                                 1,318,750
             40,000  Niagara Mohawk Power Corp. Ser. C, 1.75, cum. ARP                                             990,000
             39,800  Niagara Mohawk Power Corp. Ser. A, 1.625, cum. ARP                                            930,325
             59,000  Northern Indiana Public Services Ser. A, 3.00, cum. ARP                                     3,009,000
              2,500  Pacificorp Sinking Fund 7.70, cum. pfd.                                                       267,813
              5,000  Pacificorp Sinking Fund 7.48 cum. pfd.                                                        575,625
             17,500  Peco Energy 7.48, cum. pfd.                                                                 1,815,625
             15,000  Portland General Electric Sinking Fund 7.75, cum. pfd.                                      1,773,750
             10,000  PP & L, Inc. 6.33, cum. pfd.                                                                1,056,250
             10,000  PP & L, Inc. 6.125, cum. pfd.                                                               1,052,500
             60,000  Texas Utilities Electric Co. Ser. A, 1.875,
                       dep. shs. cum. pfd.                                                                       1,590,000
             50,000  Texas Utilities Electric Co. Ser. B, 1.805,
                       dep. shs. cum. pfd.                                                                       1,337,500
                                                                                                            --------------
                                                                                                                24,113,107

Financial Services (21.9%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Bear Stearns & Co Ser. E, 3.075, cum. pfd.                                                  2,693,750
             30,000  Bear Stearns & Co. Ser. F, 2.86, cum. pfd.                                                  1,552,500
             10,000  Bear Stearns & Co. Ser. A, 2.75, cum. ARP                                                     500,000
             20,000  Bear Stearns & Co. Ser. G, 2.745, cum. pfd.                                                   992,500
             10,000  Donaldson, Lufkin & Jenrette, Inc. Ser. B, 2.65, cum. pfd.                                    512,500
             95,000  Heller Financial Inc. Ser. A, 2.031, cum. pfd.                                              2,517,500
             65,850  Household International, Inc. Ser. 92-A, 2.063,
                       dep. shs. cum. pfd.                                                                       1,934,344
             56,000  J.P. Morgan & Co. Inc. Ser. H, 3.313, dep. shs. cum. pfd.                                   3,059,000
             20,000  Lehman Brothers Holding, Inc. Ser. C, 2.97, pfd.                                            1,060,000
             30,000  Lehman Brothers Holding, Inc. Ser. D 2.835, pfd.                                            1,496,250
             36,500  MBNA Corp. Ser. A, 1.875, cum. pfd.                                                           994,625
             75,000  MBNA Corp. Ser. B, 1.462, ARP                                                               1,931,250
            186,437  Merrill Lynch & Co., Inc. Ser. A, 2.25, dep. shs. cum. pfd.                                 5,849,460
             22,259  Morgan (J.P.) & Co., Inc. Ser. A, 5.00, cum. ARP                                            2,147,994
             50,150  Morgan Stanley 3.875, dep. shs. cum. pfd.                                                   2,733,175
                                                                                                            --------------
                                                                                                                29,974,848

Gas Pipelines (4.3%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  El Paso Tennessee Pipeline Co. Ser. A, 4.125, pfd.                                          5,853,750

Insurance (3.6%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Travelers Group 3.183, pfd.                                                                 2,762,500
             29,000  Travelers Group Inc. Ser. M, 2.932, cum. pfd.                                               1,522,500
             25,000  Travelers Group Inc. Ser. K, 2.10, cum. pfd.                                                  684,375
                                                                                                            --------------
                                                                                                                 4,969,375

Metals and Mining (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             11,050  Aluminum Co. 3.75, cum. pfd.                                                                  809,412

Natural Gas (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             18,700  Puget Sound Energy, Inc. Ser. III, 2.125, pfd.                                                488,538
             31,700  Washington Natural Gas Ser. II, 1.862, cum. pfd.                                              855,900
                                                                                                            --------------
                                                                                                                 1,344,438

Oil and Gas (5.3%)
--------------------------------------------------------------------------------------------------------------------------
             41,000  Anadarko Petroleum Corp. 5.46, dep. shs. pfd.                                               3,992,375
             48,000  ENSERCH Corp. Ser. F, 1.279, cum. pfd.                                                      1,176,000
             20,000  Pennzoil Co. 6.49, cum. pfd.                                                                2,050,000
                                                                                                            --------------
                                                                                                                 7,218,375

Oil Services (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             57,500  LASMO PLC ADS Ser. A, 2.50, cum. pfd.
                       (United Kingdom)                                                                          1,538,125

Paper (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Bowater, Inc. Ser. C, 2.10, dep. shs. cum. pfd.                                             1,500,000

Publishing (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             49,500  Newscorp Overseas Corp. Ser. A, 2.156, cum. pfd.                                            1,225,125

Tobacco (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             67,300  RJR Nabisco Holding Ser. B, 2.313, dep. shs. cum. pfd.                                      1,724,562

Water Utilities (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             13,500  United Water Resources, Inc. Ser. B, 7.625, cum. pfd.                                       1,385,438
                                                                                                            --------------
                     Total Preferred Stocks (cost $125,711,654)                                             $  130,406,244

CONVERTIBLE PREFERRED STOCKS (2.4%) (a) (cost $3,035,745)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             92,500  Lehman Brothers Holding, Inc. $5.00, cv. pfd.                                          $    3,341,563

COMMON STOCKS (0.4%) (a) (cost $479,754)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             18,000  Pacific Gas & Electric Co.                                                             $      547,875

SHORT-TERM INVESTMENTS (1.6%) (a) (cost $2,196,345)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
          2,196,000  Interest in 750,000,000 joint tri-party repurchase agreement dated July 31, 1998 with Goldman Sachs & Co. due
                       August 3, 1998 with respect to various U.S. Treasury
                       obligations -- maturity value of 2,197,036 for an
                       effective yield of 5.66%                                                             $    2,196,345
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $131,423,498) (b)                                              $  136,492,027
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $136,733,676.

  (b) The aggregate identified cost on a tax basis is $131,434,747 resulting in gross unrealized appreciation and depreciation of $5,629,756 and $572,476 respectively, or net unrealized appreciation of $5,057,280.

(CUS) This entity provides subcustodian services to the fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADS after the name of a foreign holding stands for American Depository Shares representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
July 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $131,423,498) (Note 1)                                            $136,492,027
-----------------------------------------------------------------------------------------------
Cash                                                                                      4,597
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       382,907
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  396,051
-----------------------------------------------------------------------------------------------
Total assets                                                                        137,275,582

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   210,972
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              111,506
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            147,871
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               16,870
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                            8,297
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                527
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    2,435
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   43,428
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       541,906
-----------------------------------------------------------------------------------------------
Net assets                                                                         $136,733,676

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $138,843,170
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (163,994)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (7,014,029)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            5,068,529
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $136,733,676

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($124,783,506 divided by 13,627,218 shares)                                               $9.16
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $9.16)*                                    $9.47
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($11,950,170 divided by 1,308,532 shares)                                                 $9.13
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $9.13)*                                    $9.32
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $100,000. On sales of $100,000 or more and group sales the offering price is reduced

The accompanying notes are an integral part of these financial statements.





Statement of operations

                                                                                   Eight Months      Year ended
                                                                                  ended July 31     November 30
                                                                                          1998*            1997
Investment income:
---------------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $10,782)                                           $ 5,970,761     $ 8,484,812
---------------------------------------------------------------------------------------------------------------
Interest                                                                                192,931         117,942
---------------------------------------------------------------------------------------------------------------
Total investment income                                                               6,163,692       8,602,754

Expenses:
---------------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        569,218         786,422
---------------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          135,869         178,004
---------------------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                        7,260          10,898
---------------------------------------------------------------------------------------------------------------
Administrative services                                                                   4,189           6,823
---------------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    16,671          16,635
---------------------------------------------------------------------------------------------------------------
Registration fees                                                                         3,201             175
---------------------------------------------------------------------------------------------------------------
Auditing                                                                                 33,019          28,781
---------------------------------------------------------------------------------------------------------------
Legal                                                                                     3,559           6,098
---------------------------------------------------------------------------------------------------------------
Other                                                                                    26,787          10,786
---------------------------------------------------------------------------------------------------------------
Total expenses                                                                          799,773       1,044,622
---------------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (42,359)        (93,466)
---------------------------------------------------------------------------------------------------------------
Net expenses                                                                            757,414         951,156
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                 5,406,278       7,651,598
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      2,926,691         461,151
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
during the period                                                                      (733,122)      3,522,848
---------------------------------------------------------------------------------------------------------------
Net gain on investments                                                               2,193,569       3,983,999
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $7,599,847     $11,635,597
---------------------------------------------------------------------------------------------------------------

  * The fiscal year end has advanced from November 30 to July 31.

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                             Eight months ended
                                                                                        July 31       Year ended November 30
                                                                                          1998*            1997            1996
-------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $   5,406,278    $  7,651,598    $  8,169,853
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      2,926,691         461,151         613,554
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                         (733,122)      3,522,848       1,099,640
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                                                       7,599,847      11,635,597       9,883,047
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (4,964,211)     (7,391,392)     (7,929,910)
-------------------------------------------------------------------------------------------------------------------------------
    Class M                                                                            (389,706)       (411,702)       (187,209)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --              --         (58,710)
-------------------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --              --          (1,386)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                                                10,598,303      (2,778,276)       (191,510)
-------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         12,844,233       1,054,227       1,514,322

Net assets
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 123,889,443     122,835,216     121,320,894
-------------------------------------------------------------------------------------------------------------------------------
End of period (including distributions in
excess of net investment income of
$163,994, $216,355 and $60,096
respectively)                                                                      $136,733,676    $123,889,443    $122,835,216
-------------------------------------------------------------------------------------------------------------------------------
 * The fiscal year end has advanced from November 30 to July 31.

The accompanying notes are an integral part of these financial statements.




Financial highlights **
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                              Eight month
Per-share                          ended
operating performance           July 31+                                       Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.00            $8.71            $8.59            $7.88            $8.81            $8.34
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .38              .56              .58              .57              .56              .60
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .16              .30              .12              .73             (.93)             .47
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .54              .86              .70             1.30             (.37)            1.07
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.38)            (.57)            (.58)            (.59)            (.56)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               -- (c)           --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.38)            (.57)            (.58)            (.59)            (.56)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.16            $9.00            $8.71            $8.59            $7.88            $8.81
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           6.04 *          10.22             8.61            17.05            (4.41)           13.07
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $124,784         $116,413         $117,502         $120,591         $119,822         $144,185
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .59 *            .85              .89              .90              .81              .83
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.13 *           6.34             6.90             6.91             6.64             6.83
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             33.51 *          20.46            29.51            34.76            32.84           114.53
------------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from November 30 to July 31.

 ++ Commencement of operations.

  * Not annualized.

 ** The table has been restated to reflect a 5-for-1 share split declared by the fund to shareholders of record on November 29, 1994.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income amounted to less than $0.01 per share for each class.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                              Eight months                                     For the period
Per-share                                                            ended                                      Apr. 20, 1995++
operating performance                                              July 31+           Year ended November 30     to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $8.97            $8.69            $8.58            $8.12
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .37              .54              .56              .33
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .15              .29              .11              .46
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .52              .83              .67              .79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.36)            (.55)            (.56)            (.33)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               -- (c)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.36)            (.55)            (.56)            (.33)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.13            $8.97            $8.69            $8.58
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             5.89 *           9.85             8.22             9.88 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $11,950           $7,477           $5,333             $729
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .76 *           1.10             1.14              .67 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.88 *           6.01             6.41             3.73 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               33.51 *          20.46            29.51            34.76
------------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from November 30 to July 31.

 ++ Commencement of operations.

  * Not annualized.

 ** The table has been restated to reflect a 5-for-1 share split declared by the fund to shareholders of record on November 29, 1994.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income amounted to less than $0.01 per share for each class.




Notes to financial statements
July 31, 1998

Note 1
Significant accounting policies

Putnam Preferred Income Fund (the "fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high after-tax income for corporate shareholders and current income for all investors with minimum fluctuations in principal.

The fund offers class A and class M shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class M shares are sold with a maximum front end sales charge of 2.00% and pay an ongoing distribution fee.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over the counter -- the last reported bid price. Preferred stocks, for which reliable market quotations are not readily available are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the eight months ended July 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 1998, the fund had a capital loss carryover of approximately $7,003,000 available to offset future capital gains, if any. The amount of capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income. The amount of the carryover and the expiration dates are:

                           Loss Carryover      Expiration
                             ----------       -----------
                             $5,262,000      July 31, 1999
                                208,000      July 31, 2002
                              1,533,000      July 31, 2003

G) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of dividend payable and capital loss carryover. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the eight months ended July 31, 1998, the fund reclassified $11,878,246 to decrease paid-in-capital, with a decrease to accumulated net realized loss on investments of $11,878,246. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the eight months ended July 31, 1998, fund expenses were reduced by $42,359 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $440 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") with respect to its class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing class M shares of the fund. The class M Plan provides for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 1.00% of the average net assets. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to class M shares.

For the eight months ended July 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $23,197 and $4,122 from the sale of class A and class M shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the eight months ended July 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the eight months ended July 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $54,752,890 and $43,057,810, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At July 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                      Eight months ended
                                                        July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,958,836        $17,861,242
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      374,099          3,416,156
-----------------------------------------------------------------------------
                                                 2,332,935         21,277,398

Shares
repurchased                                     (1,644,331)       (15,007,112)
-----------------------------------------------------------------------------
Net increase                                       688,604        $ 6,270,286
-----------------------------------------------------------------------------

                                                         Year ended
                                                      November 30, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,175,906        $19,266,739
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      561,520          4,960,386
-----------------------------------------------------------------------------
                                                 2,737,426         24,227,125

Shares
repurchased                                     (3,283,503)       (28,924,047)
-----------------------------------------------------------------------------
Net decrease                                      (546,077)       $(4,696,922)
-----------------------------------------------------------------------------

                                                         Year ended
                                                      November 30, 1996
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,600,524        $22,095,872
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      606,063          5,145,980
-----------------------------------------------------------------------------
                                                 3,206,587         27,241,852

Shares
repurchased                                     (3,757,062)       (31,934,220)
-----------------------------------------------------------------------------
Net decrease                                      (550,475)       $(4,692,368)
-----------------------------------------------------------------------------

                                                        Eight months ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        618,587         $5,631,081
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       35,190            320,568
-----------------------------------------------------------------------------
                                                   653,777          5,951,649

Shares
repurchased                                       (178,343)        (1,623,632)
-----------------------------------------------------------------------------
Net increase                                       475,434         $4,328,017
-----------------------------------------------------------------------------
                                                           Year ended
                                                       November 30, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        496,220         $4,370,534
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       38,069            336,218
-----------------------------------------------------------------------------
                                                   534,289          4,706,752

Shares
repurchased                                       (314,630)        (2,788,106)
-----------------------------------------------------------------------------
Net increase                                       219,659         $1,918,646
-----------------------------------------------------------------------------
                                                         Year ended
                                                      November 30, 1996
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        659,164         $5,596,724
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       19,994            169,452
-----------------------------------------------------------------------------
                                                   679,158          5,766,176

Shares
repurchased                                       (150,701)        (1,265,318)
-----------------------------------------------------------------------------
Net increase                                       528,457         $4,500,858
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

The fund has designated 100% of the distributions from net investment as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Thomas V. Reilly
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Preferred Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------

AN037-45526 029/295/867  9/98